CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 11,764	$ 29,087
Short term bank deposits	32,477
Trade receivables (net of allowance for doubtful accounts of $20 and $15 at December 31, 2018 and 2017, respectively)	19,742	10,609
Deferred commissions costs	1,879
Other accounts receivable and prepaid expenses	2,463	1,074
Total current assets	68,325	40,770
LONG-TERM ASSETS
Deferred commissions costs	6,455
Severance pay fund	4,460	4,378
Property and equipment, net	1,428	1,287
Intangible assets, net	488	1,431
Goodwill	30,929	30,929
Deferred taxes		1,209
Other assets	184	152
Total long-term assets	43,944	39,386
Total assets	112,269	80,156
CURRENT LIABILITIES:
Trade payables	1,574	666
Deferred revenues	13,714	11,066
Employees and payroll accruals	9,838	5,730
Accrued expenses and other current liabilities	2,894	3,066
Total current liabilities	28,020	20,528
LONG-TERM LIABILITIES:
Deferred revenues	3,474	2,163
Deferred taxes liability	350
Accrued severance pay	6,062	5,941
Other liabilities	463	321
Total long-term liabilities	10,349	8,425
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2018 and 2017; Issued and outstanding: 21,672,401 shares at December 31, 2018 and 20,718,468 shares at December 31, 2017	2,466	2,361
Additional paid-in capital	185,054	174,693
Accumulated other comprehensive loss	(1,575)	(1,222)
Accumulated deficit	(112,045)	(124,629)
Total shareholders' equity	73,900	51,203
Total liabilities and shareholders' equity	$ 112,269	$ 80,156